8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Advances From Federal Home Loan Bank Of Dallas Details Narrative
FHLB of Dallas debt	$ 142,751	$ 108,183
Advances interest at weighted average	2.82%	3.34%
Aditional amount available under line of credit with the FHLB of Dallas	$ 151,713